Stock-based compensation - Options by exercise price range (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CAD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number (in shares) | shares				125,000
Options outstanding, Weighted average remaining life		1 year 10 months 24 days
Options outstanding, Weighted average exercise price (in CAD per share)				$ 4.16
Compensation costs related to non-vested awards not yet recognized | $				$ 0		$ 0
Stock options granted | shares		0	0
$2.75
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (CAD per share)	$ 2.75
Options outstanding, Number (in shares) | shares				73,400
Options outstanding, Weighted average remaining life		1 year 8 months 12 days
Options outstanding, Weighted average exercise price (in CAD per share)	2.75
$5.91
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (CAD per share)	5.91
Options outstanding, Number (in shares) | shares				31,100
Options outstanding, Weighted average remaining life		3 years
Options outstanding, Weighted average exercise price (in CAD per share)	5.91
$6.56
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (CAD per share)	6.56
Options outstanding, Number (in shares) | shares				20,500
Options outstanding, Weighted average remaining life		10 months 24 days
Options outstanding, Weighted average exercise price (in CAD per share)	$ 6.56
Share option plan
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Weighted average remaining life			2 years 4 months 24 days
Options outstanding, Weighted average exercise price (in CAD per share)						$ 4.61
Options exercisable, Weighted average exercise price (in CAD per share) | (per share)				$ 4.16	$ 4.61
Fair value of options vested | $		$ 0	$ 0
Total options exercisable (in shares) | shares				125,000		238,600